STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 12 - STOCKHOLDERS' EQUITY

The Company is authorized to issue 500,000,000 shares of common stock and 20,000,000 shares of preferred stock, both having $.0001 par value per share. At September 30, 2018 there were 57,661,453 outstanding shares of common stock and no outstanding shares of preferred stock.

Common Shares Issued

In January--February 2018 we issued a total of 800,000 unregistered common shares valued at $134,000 to two consultants for investor relations and shareholder communications services.

During January- March 2018 we issued a total of 2,012,957 unregistered common shares to three holders of Convertible Notes who converted their Notes to $130,433 of common stock, which conversion prices were based on specific provisions contained in their Convertible Notes.

In February 2018 we granted 250,000 unvested shares of our common stock to John Bode in consideration for his agreement to serve for a year as an independent director on our Board of Directors, of which 62,500 shares vest quarterly on May 31, 2018, August 31, 2018, November 30, 2018 and February 28, 2019 provided he continues to serve as a director.

In April 2018 we issued 660,000 unregistered common shares to a holder of a Convertible Note who converted $47,248 of the Note into common stock with the conversion price based on specific provisions in the Note.

During April-May 2018 we issued a total of 779,960 unregistered common shares valued at $109,770 to three consultants for investor relations and shareholder communications services.

During April-June 2018 we issued a total of 3,861,843 unregistered common shares to three holders of Convertible Notes who converted their Notes to $256,086 of common stock, which conversion prices were based on specific provisions contained in these Notes.

During June 2018, we issued 500,000 shares of restricted common stock, valued at $80,000 to our former Chief Technology Officer.

During July-August, 2018, we issued 712,500 shares of restricted common stock valued at $102,500 to two consultants and a Noteholder for investor relations and shareholder communications services.

During July-September 2018, we issued a total of 2,765,491 unregistered shares of our common stock valued at $228,191 for debt conversions from four noteholders, which conversion prices were based on specific provisions contained in their convertible Notes

During September 2018, we issued 93,333 shares of unregistered common stock valued at $14,000 to an accredited investor for exercise of a warrant with a cashless exercise provision.

During September 2018 we issued 200,000 shares of unregistered common stock valued at $31,800 to Volerro Corporation as bonus shares pursuant to terms of the 2017 acquisition agreement.

 Stock Options and Warrants

No stock options were granted by us during the nine-month period ended September 30, 2018.

During the three-month period ended March 31, 2018, we granted warrants to purchase a total of 450,000 shares of our common stock, valued at $84,875 using Black-Scholes, as follows:

(i) warrants for 100,000 shares granted to a Noteholder incident to the purchase of a $100,000 Convertible Note, fully vested, and exercisable at $.30 per share anytime during a five-year term;

(ii) warrants for 150,000 shares granted to a Noteholder incident to purchase of a $150,000 Convertible Note, fully vested, and exercisable at $.01 per share anytime during a three-year term; and

(iii) warrants for 200,000 shares granted incident to the purchase of $100,000 of convertible debt in our private placement, fully vested, and exercisable at $.01 per share anytime during a three-year term, and which included warrants for 100,000 shares issued to the Noteholders and warrants for 100,000 shares issued to the placement agent.

During the three-month period ended June 30, 2018, we granted warrants to purchase a total of 686,000 shares of our common stock, valued at $82,407 using Black-Scholes, as follows:

(i) warrants for 100,000 shares granted to a Noteholder incident to the purchase of a $75,000 Convertible Note, fully vested, and exercisable at $.135 per share anytime during a two-year term;

(ii) warrants for 480,000 shares granted to a Noteholder incident to purchase of a $176,000 Convertible Note, fully vested, and exercisable at $.20 per share anytime during a three-year term; and

(iii) warrants for 106,000 shares granted incident to the purchase of $53,000 of convertible debt in our private placement, fully vested, and exercisable at $.01 per share anytime during a three-year term, including warrants for 53,000 shares issued to the Noteholders and warrants for 53,000 shares issued to the placement agent

During the three-month period ended September 30, 2018, we granted warrants to purchase a total of 540,000 shares of our common stock, valued at $33,656 using Black-Scholes , as follows:

(i) warrants for 100,000 shares granted to two Noteholders incident to their purchase of $100,000 Convertible Notes, fully vested, and exercisable at $.01 per share anytime during a two-year term;

(ii) warrants for 50,000 shares vested to two consultants incident to a Consulting Agreement, vesting at 25,000 warrants each, per year, vested during the period, with a strike price of $0.25 per share, exercisable over a two year term; and

(iii) warrants for 390,000 shares granted to Noteholders incident to their purchase of $390,000 Convertible Notes, fully vested, and exercisable at $.01 per share anytime during a two-year term.

	Number of Shares	Exercise Price	Weighted Average Exercise price	Average Grant Date Fair value
Balance December 31, 2016	4,206,444
Granted	2,652,097	0.15-0.40	0.40	0.39
Forfeited or cancelled	(640,722)	-
Balance December 31, 2017	6,217,819
Granted	1,626,000	0.01-0.30	0.07	0.07
Forfeited or cancelled	(102,250)	-
Balance September 30, 2018	7,741,569	0.01-1.00	0.28	0.27

We are authorized to issue 500,000,000 shares of common stock and 20,000,000 shares of preferred stock, both having $.0001 par value per share. At December 31, 2017, there were 45,935,369 outstanding shares of common stock and no outstanding shares of preferred stock.

Common Shares Issued in 2017

In January 2017, we issued 142,857 unregistered common shares in a private placement to an accredited investor in consideration for $50,000 or $0.35 per share, which proceeds were used for working capital purposes. Also, in January 2017, we issued 133,333 unregistered common shares to a Noteholder to satisfy and convert into equity $40,000 of a Note Payable.

In February 2017, we issued a total of 650,000 unregistered common shares valued at $0.68 per share or $442,000 for consulting services, including 400,000 common shares for investment relations and financial communications services, and 250,000 common shares for technical and software advisory services. Also, In February 2017, we sold and issued 300,000 unregistered shares for total consideration of $200 incident to a consulting contract to provide us with public relations services.

In March 2017, we issued a total of 296,999 shares of our common stock, including (i) 200,000 shares sold for $100,000 ($.50 per share) to two investors in a public offering under our S-1 Registration Statement for, which proceeds were used for working capital purposes, and (ii) 96,999 shares valued at $29,100 for marketing support services.

In April 2017 (effective March 31, 2017), we issued 1,100,562 unregistered common shares to convert debt owed to its two principal officers into equity incident to the transaction described in the foregoing Note 11.

In April-May 2017, we issued a total of 1,300,000 unregistered common shares as follows:

i)	500,000 common shares in a private placement with an accredited investor for proceeds of $150,000 ($.30 per share), which proceeds were used for working capital purposes;
ii)	200,000 common shares valued at $.30 per share to a financial advisor under a consulting agreement; and
iii)	400,000 shares to Volerro Corporation valued at $168,000 upon closing our purchase of the assets of Volerro Corporation, a privately-held corporation based in Minneapolis which developed and marketed “content collaboration” software services.

In June 2017, we issued a total of 548,215 unregistered common shares as follows:

i)	300,000 shares valued at $.25 per share to a financial adviser under a consulting agreement;
ii)	96,999 shares valued at $29,100 to a marketing support adviser under an outstanding agreement; and
iii)	151,216 shares issued to a note holder to convert debt in the amount of $30,243.

In July 2017, we issued 200,000 unregistered common shares valued at $40,000 to a financial adviser incident to an outstanding consulting agreement.

In September 2017, we issued or granted a total of 1,911,684 shares of our common stock as follows:

i)	We issued a debtholder who is an accredited investor 336,425 unregistered common shares to convert notes payable of $42,053 into equity.
ii)	We issued another debtholder who is an accredited investor 560,660 unregistered common shares to convert notes payable of $28,033 into equity.
iii)	Pursuant to an advisory agreement to provide marketing support related to obtaining new customers, we issued 96,999 unregistered common shares to a consultant valued at $13,580.
iv)	We granted a total of 1,667,600 shares of our common stock to employees as performance bonuses (of which 750,000 are unissued shares vesting over a four-year period), including 850,000 shares valued at $132,500 to our Chief Technology Officer, 500,000 shares valued at $85,000 to our Chief Revenue Officer, 250,000 shares valued at $35,000 to our Chief Financial Officer under the Company’s S-8 registered 2016 Equity Incentive Plan, and 67,600 shares valued at $10,140 to our Controller.

In October 2017, we issued 200,000 unregistered common shares valued at $46,000 to a financial adviser pursuant to a consulting agreement.

In December 2017, we issued a total of 1,048,999 unregistered common shares as follows:

i)	100,000 common shares valued at $19,000 to a debt holder who extended past due loans to December 31, 2018 and also reduced the interest rate on the loans from 24% to 12%.
ii)	96,999 common shares valued at $18,430 to a consultant for marketing support services.
iii)	a total of 300,000 common shares valued at $44,500 to various accredited investors who purchased convertible debt in our 2017 private placement.
iv)	300,000 common shares valued at $44,500 to a licensed broker-dealer who represented us in placing our 2017 private offering of convertible debt.
v)	252,000 common shares to convert debt in the amount of $31,500 from an outstanding convertible note, which conversion price was based on specific provisions of this convertible note.

Stock Option Grants

In September 2017, we granted four-year stock options to purchase a total of 1,150,000 shares of our common stock, of which (i) options for 1,000,000 shares were granted to the Chief Revenue Officer (CRO) of the Company with an exercise price of $.35 per share, with 375,000 shares vested immediately and the remainder of 625,000 shares vesting quarterly over the four-year term, and (ii) options for 150,000 shares were granted to a newly-hired software developer with an exercise price of $.20 per share and vesting quarterly over the four-year term.

In December 2017, we granted a four-year stock option to purchase 100,000 shares of our common stock to a newly-hired software developer with an exercise price of $.25 per share and vesting quarterly over the four-year term.

The weighted average strike price for the stock options granted in 2017 was $0.324 and the weighted average fair value for the options, at the grant dates, was $166,912 for the vested options in 2017.

During 2017 and 2016, the stock option expense issued for services was $166,912 and $37,318 respectively.

Warrant Grants

During the year ended December 31, 2017, we granted warrants to purchase a total of 2,652,097 unregistered common shares as follows:

(i)	warrants for 41,667 shares granted for financial services, fully vested, and exercisable at $.30 per share anytime during a four-year term;
(ii)	warrants for 200,000 shares granted for investor relations services, exercisable when vested at $.40 per share anytime during a three-year term and vesting at 20,000 shares per month over a ten-month period,
(iii)	warrants for 250,000 shares granted to an accredited investor who purchased common shares in a private placement, which warrants are fully vested and exercisable at $.30 per share during a four-year term;
(iv)	warrants for 142,857 shares to an accredited investor purchasing a Convertible Note, which warrants are fully vested and exercisable any time at $.35 per share over a four-year term;
(v)	warrants for a total of 1,250,000 to two accredited investors purchasing Convertible Notes, which warrants are fully vested and exercisable any time at $.20 per share during a three-year term.
(vi)	warrants for 167,573 shares granted to a secured creditor for a loan extension, fully vested and exercisable at $.30 per share any time during a three-year term.
(vii)	warrants for 100,000 shares granted for legal services provided to us, fully vested and exercisable at $.25 per share any time during a four-year term.
(viii)	warrants for 200,000 shares granted to two independent software developers (100,000 shares apiece), and exercisable at $.25 per share and vesting over four-year terms.
(ix)	warrants for 100,000 shares granted in to an adviser for financial services, fully vested and exercisable at $.30 per share any time over a five-year term.
(x)	warrants for 50,000 shares granted to a shareholder in consideration for marketing services, fully vested and exercisable at $.17 per share any time over a four-year term.
(xi)	warrants for 150,000 shares granted to a secured lender in consideration primarily for a loan extension to September 30, 2018, fully vested and exercisable at $.15 per share over a four-year term. Concurrently the exercise price of this lender’s 2015 warrant to purchase 1,347,185 shares was reduced from $0.65 to $.30 per share until its expiration in December 27, 2019.